Notes Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Notes Payable [Abstract]
Deposits at SPD Bank	$ 2,592	19,146
SPD Bank	6,147	38,299
Total notes payable	$ 6,147	38,299